Employee Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Contributions to the plan	$ 4,634	$ 4,726	$ 5,469
Salaries and related costs
Defined Contribution Plan Disclosure [Line Items]
Contributions to the plan	4,102	4,206	4,965
Selling, general and administrative expenses
Defined Contribution Plan Disclosure [Line Items]
Contributions to the plan	$ 532	$ 520	$ 504